UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	MAY 31

Date of reporting period:	JUNE 1, 2007 – NOVEMBER 30, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

November 30, 2007

Essex Growth Fund

Essex Small/Micro Cap Growth Fund

SAR015

Managers AMG Funds

Essex Growth and Essex Small/Micro Cap Growth

Semi-Annual Report – November 30, 2007 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUNDS’ PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Essex Growth Fund	5

Essex Small/Micro Cap Growth Fund	8

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	12

Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	13

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	15

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Financial markets have been increasingly unsettled over the past six months, particularly during the summer months and again at the end of the year. While the economy has continued to grow, a liquidity crisis initiated by spreading weakness in subprime mortgage loans increased uncertainty about its sustainability. Bonds of all credit quality became unusually volatile, and credit spreads, having been extremely slim, widened dramatically, raising the cost of capital for many borrowers. Naturally the equity markets followed suit and became more volatile as the rising cost of capital pressured corporate profitability, penalized leverage, and hindered merger and acquisition activity.

As has been well documented in the financial press, the continued weakness in residential housing prices, combined with gradually rising interest rates, has put severe stress on low credit-quality (subprime) borrowers. Rising defaults pushed several mortgage lenders and leveraged subprime mortgage investors toward bankruptcy, and catalyzed a swift and broad flight from various forms of investment risk over the past few months. These revelations began creating serious liquidity problems in the credit markets late in the second quarter and have been a cause of uncertainty and market volatility ever since.

A rapid and at times seemingly indiscriminate flight from risk created unusual patterns of volatility within the bond market. Credit spreads widened significantly throughout July, as Moody’s and S&P downgraded hundreds of securities, and price moves forced leveraged investors to raise cash any way they could. Since much of the leverage had been funded with short-term debt, the short end of the yield curve bore the brunt of the liquidity crisis. The typically docile commercial paper market seized as demand dried up, and short-term Treasury yields vacillated between 2.9% and 4.9% as investors raced to safety, causing a dislocation in prices. Since then, prices for credits have generally recovered, as the Federal Reserve pumped liquidity into the system and investors have had time to evaluate underlying fundamentals and adjust their portfolios in a more rational manner.

After rallying strongly off of a February trough, the stock market followed the lead of the credit markets by trading sharply down during the liquidity crisis in July, then recovering from late August through October. Not surprisingly, small- and mid-cap stocks reacted more during the price declines, and underperformed large-cap stocks during the period. Interestingly however, growth indices, which would normally react poorly to a rise in interest rates or a liquidity squeeze, significantly outperformed value indices during the period. We believe this was due to in part to a reversion to the mean since value indices had outperformed growth indices for an extended period of time, and due to technical supply/demand effects brought on by the liquidity crisis. Stocks recovered in late August and throughout October, as a result of an infusion of liquidity by the Federal Reserve, but corrected again in November as stock investors expressed disappointment that the Fed was not acting even more aggressively, and as revelations of subprime losses continued to emanate from financial companies.

Within this environment, the two Funds represented in this report provided positive returns for the six months ended, November 30, 2007, and significantly outperformed their respective benchmarks. The Managers AMG Essex Growth Fund returned 9.90% during the period, while its benchmark the Russell 3000® Growth Index returned 1.76%. The Managers AMG Essex Small/MicroCap Growth Fund returned 3.60% during the six-month period, while its benchmark, the Russell 2000® Growth Index returned -3.26%. Both Funds benefited from strong security selection, particularly within the information technology and healthcare sectors, and a general avoidance of the financial sector.

Lingering credit problems and further revelations of losses from large financial institutions are hindering not only the financial markets, but the economy as well. Uncertainty about whether the economy will slide into recession has driven volatility higher, as the financial markets have traded sharply higher or lower depending upon the news each day. The Federal Reserve has been accommodating, and although we think the risk of recession has increased, we still believe that portions of the U.S. and global economies remain healthy. In sum, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class, combination of asset classes, or segment of the market. Investors tend to use our

Letter to Shareholders (continued)

Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Essex Funds detailed in this report, are therefore designed to be building blocks.

The following report covers the six-month period ending November 30, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in the Managers AMG Funds.

Sincerely,

John H. Streur	Tom Hoffman, CFA
Senior Managing Partner	Executive Vice President and CIO
Managers Investment Group LLC	Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the table.

Actual Expenses

The first line of the table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2007	Net Expense Ratio for the period	Beginning Account Value 06/01/2007	Ending Account Value 11/30/2007	Expenses Paid During the Period*
Essex Growth Fund
Institutional Class
Actual	1.29%	$1,000	$1,099	$6.79
Hypothetical (5% return before expenses)	1.29%	$1,000	$1,019	$6.53
Essex Small/Micro Cap Growth
Class A
Actual	1.49%	$1,000	$1,036	$7.60
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,018	$7.54
Class C
Actual	2.24%	$1,000	$1,033	$11.41
Hypothetical (5% return before expenses)	2.24%	$1,000	$1,014	$11.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Managers AMG Funds Performance

All periods ended November 30, 2007 (unaudited)

		Average Annual Total Returns [1]
		Six Months	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
Essex Growth Fund [2,3]
Institutional Class		9.90%	17.07%	10.30%	10.30%	—	2.50%	11/1/1999
Russell 3000® Growth Index [5]		1.76%	12.04%	10.14%	10.89%	—	(0.60)%
Essex Small/Micro Cap Growth Fund [2,4]
Class A*	No Load	3.60%	19.64%	14.66%	20.92%	—	15.07%	9/28/2000
Class A*	With Load	(2.34)%	12.78%	12.43%	19.51%	—	14.13%	9/28/2000
Class C*	No Load	3.26%	18.72%	—	—	—	6.31%	3/1/2006
Class C*	With Load	2.26%	17.72%	—	—	—	6.31%	3/1/2006
Russell 2000® Growth Index [6]		(3.26)%	6.12%	9.17%	14.70%	—	0.93%

*	At the close of business February 28, 2006, all existing shares became Class A Shares. Class C Shares commenced operations on March 1, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Returns for all periods prior to March 1, 2002 reflect performance of the Investor class, which began operations on November 1, 1999. Prior to March 1, 2002, the Fund had a single share class (the Investor class). On March 1, 2002, the Institutional share class was launched with a lower total operating expense ratio than the Investor class. The Fund changed to a single class structure on June 30, 2006, when the Investor class was closed and each Investor class share of the Fund outstanding at the conversion time was converted to a number of full and/ or fractional Institutional class shares of the Fund. The performance information for periods prior to March 1, 2002 reflects actual performance of the Investor class shares for that period and has not been adjusted for any expense ratio difference between the Investor and Institutional class shares.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[6]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Essex Growth Fund

Fund Snapshots

November 30, 2007 (unaudited)

Portfolio Breakdown

Industry	Essex Growth Fund**	Russell 3000® Growth
Information Technology	33.8%	27.4%
Health Care	22.3%	16.6%
Industrials	12.9%	13.3%
Materials	7.0%	3.4%
Consumer Discretionary	6.6%	12.2%
Energy	5.6%	8.0%
Consumer Staples	4.5%	9.8%
Financials	1.7%	7.2%
Telecommunication Services	1.4%	0.8%
Utilities	0.0%	1.3%
Other Assets and Liabilities	4.2%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Google, Inc.*	4.4%
Equinix, Inc.	3.0
Gilead Sciences, Inc.	2.3
Deere & Co.*	2.3
Peabody Energy Corp.	2.1
Mosaic Co.	2.1
Abbott Laboratories Co.	2.1
Schlumberger, Ltd.	2.0
Microsoft Corp.	2.0
Intel Corp.	2.0

Top Ten as a Group	24.3%

*	Top Ten Holding at May 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Essex Growth Fund

Schedule of Portfolio Investments

November 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 95.8%
Consumer Discretionary - 6.6%
Central European Media Enterprises Ltd., Class A*	1,535	[2]	$168,405
Kohl’s Corp.*	4,338	[2]	213,776
News Corp., Inc., Class A	7,443		156,824
Pinnacle Entertainment, Inc.*	3,868		106,177
Tiffany & Co.	4,332	[2]	201,135
Urban Outfitters, Inc.*	5,997		157,121
Total Consumer Discretionary			1,003,438
Consumer Staples - 4.5%
Avon Products, Inc.	3,557		146,015
CVS Corp.	3,563		142,841
Hansen Natural Corp.*	3,524	[2]	152,977
Procter & Gamble Co.	3,325		246,049
Total Consumer Staples			687,882
Energy - 5.6%
Peabody Energy Corp.	5,786	[2]	321,932
Schlumberger, Ltd.	3,286	[2]	307,077
Southwestern Energy Co.*	4,484		223,169
Total Energy			852,178
Financials - 1.7%
CB Richard Ellis Group, Inc.*	3,707		88,042
CME Group, Inc.	248	[2]	163,333
Total Financials			251,375
Health Care - 22.3%
Abbott Laboratories Co.	5,433		312,452
Arena Pharmaceuticals, Inc.*	16,778		146,808
Celgene Corp.*	2,340	[2]	144,027
Charles River Laboratories International, Inc.*	2,775	[2]	176,296
Elan Corp., PLC - Sponsored ADR*	6,768		155,867
Exelixis, Inc.*	33,532		292,734
Genentech, Inc.*	3,253		248,041
Gilead Sciences, Inc.*	7,565		352,075
Hansen Medical, Inc.*	5,497		162,107
Hologic, Inc.*	3,663	[2]	243,187
ICON PLC.*	3,186		188,962
Illumina, Inc.*	3,081	[2]	178,051
Intuitive Surgical, Inc.*	537	[2]	175,964
Inverness Medical Innovations, Inc.*	2,770	[2]	162,544
Kendle International, Inc.*	5,646		243,738
Vertex Pharmaceuticals, Inc.*	5,141	[2]	130,530
WuXi PharmaTech Cayman, Inc.*	2,593	[2]	73,278
Total Health Care			3,386,661
Industrials - 12.9%
AMR Corp.*	6,308		133,603
Belden CDT, Inc.	3,001	[2]	138,196
Deere & Co.	2,028		348,410
Dryships, Inc.	2,126	[2]	200,864
Foster Wheeler Ltd.*	1,093		162,857
Fuelcell Energy, Inc.*	14,867		134,844
General Electric Co.	7,259		277,947
IHS, Inc., Class A*	2,615	[2]	183,416
Northwest Airlines Corp.*	16,096		292,625
Quanta Services, Inc.*	2,820		77,213
Total Industrials			1,949,975
Information Technology - 33.8%
Adobe Systems, Inc.*	6,839	[2]	288,195
Blackboard, Inc.*	3,565		139,036
Brocade Communications Systems, Inc.*	36,294		264,583
Cisco Systems, Inc.*	10,317		289,082
Dell, Inc.*	12,096		296,836
EnerNOC, Inc.*	4,182		191,410
Equinix, Inc.*	4,316		449,339
Google, Inc.*	970		672,210
Intel Corp.	11,692		304,927
McAfee, Inc.*	4,073		158,643
MICROS Systems, Inc.*	2,527	[2]	182,298
Microsoft Corp.	9,112		306,163
NICE Systems, Ltd.*	3,718		121,132
Nuance Communications, Inc.*	7,439	[2]	150,119
Omniture, Inc.*	5,009		142,306
QUALCOMM, Inc.	4,804		195,907
Research In Motion, Ltd.*	2,155		245,282
Starent Networks Corp.*	7,242	[2]	151,358
Synchronoss Technologies, Inc.*	8,653		284,857
Ultimate Software Group, Inc., The*	4,461		145,741
Yahoo!, Inc.*	5,403		144,855
Total Information Technology			5,124,279
Materials - 7.0%
Flotek Industries, Inc.*	3,740		137,856
Mosaic Co.*	4,522		312,696
Newmont Mining Corp.	4,381	[2]	217,692
Potash Corp. of Saskatchewan	2,061	[2]	247,093
Zoltek Companies, Inc.*	3,317		141,371
Total Materials			1,056,708

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.4%
NII Holdings, Inc., Class B*	3,790	$209,056
Total Common Stocks (cost $12,892,737)		14,521,552
Other Investment Companies - 33.0%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	3,994,673	3,994,673
Dreyfus Cash Management Fund, Institutional Class Shares, 4.92%	999,906	999,906
Total Other Investment Companies (cost $4,994,579)		4,994,579
Total Investments - 128.8% (cost $17,887,316)		19,516,131
Other Assets, less Liabilities - (28.8)%		(4,362,217)
Net Assets - 100%		$15,153,914

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2007 (unaudited)

Portfolio Breakdown

Industry	Essex Small/ Micro Cap Growth Fund**	Russell 2000® Growth
Information Technology	38.5%	23.3%
Health Care	27.3%	21.2%
Industrials	13.2%	16.5%
Consumer Discretionary	6.4%	16.2%
Consumer Staples	2.3%	2.4%
Materials	1.9%	3.9%
Telecommunication Services	1.8%	1.4%
Financials	1.7%	8.3%
Energy	0.9%	6.7%
Utilities	0.0%	0.1%
Other Assets and Liabilities	6.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
HMS Holdings Corp.*	2.1%
Interactive Intelligence, Inc.	1.8
Bucyrus International, Inc.*	1.7
Illumina, Inc.	1.7
Layne Christensen Co.	1.7
Skillsoft PLC*	1.6
NuVasive, Inc.	1.5
MICROS Systems, Inc.	1.5
Kendle International, Inc.*	1.5
Wright Medical Group, Inc.	1.4

Top Ten as a Group	16.5%

*	Top Ten Holding at May 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specifi c security should not be considered a recommendation to buy or solicitation to sell that security.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 94.0%
Consumer Discretionary - 6.4%
1 - 800 - Flowers.com, Inc.*	148,688		$1,556,763
Capella Education Co.*	25,355		1,785,499
Corinthian Colleges, Inc.*	74,754		1,305,205
DXP Enterprises, Inc.*	31,227		1,447,371
Iconix Brand Group, Inc.*	56,499		1,287,612
Knology, Inc.*	6,930		93,140
Lifetime Brands, Inc.	44,906		575,695
Wonder Auto Technology, Inc.*	12,911		120,331
Total Consumer Discretionary			8,171,616
Consumer Staples - 2.3%
Darling International, Inc.*	151,037		1,548,129
Hain Celestial Group, Inc.*	40,319	[2]	1,333,753
Total Consumer Staples			2,881,882
Energy - 0.9%
Mitcham Industries, Inc.*	64,112		1,166,838
Financials - 1.7%
Argo Group International Holdings, Ltd.*	26,543		1,048,714
Portfolio Recovery Associates, Inc.	28,312		1,140,407
Total Financials			2,189,121
Health Care - 27.3%
Abaxis, Inc.*	5,527		183,332
Albany Molecular Research, Inc.*	112,597		1,487,406
AMICAS, Inc.*	376,299		929,459
Animal Health International, Inc.*	7,697		92,365
Biolase Technology, Inc.*	188,537		552,413
Bio - Reference Labs, Inc.*	48,098		1,609,840
BioScrip, Inc.*	199,521		1,753,790
Bruker BioSciences Corp.*	154,933		1,439,328
Cantel Medical Corp.*	80,541	[2]	1,424,770
HMS Holdings Corp.*	86,839		2,696,351
icad, Inc.*	272,090		598,598
Illumina, Inc.*	38,398	[2]	2,219,020
Kendle International, Inc.*	42,944		1,853,892
Luminex Corp.*	94,911		1,519,525
MEDTOX Scientific, Inc.*	49,355		897,767
Meridian Bioscience, Inc.	55,186		1,702,488
Neogen Corp.*	58,707		1,556,323
NuVasive, Inc.*	45,155		1,922,248
Omnicell, Inc.*	52,575		1,386,403
Parexel International Corp.*	41,618		1,841,596
Sequenom, Inc.*	135,755		1,259,806
Sonic Innovations, Inc.*	150,083		1,250,191
Symmetry Medical, Inc.*	75,194		1,266,267
Transcend Services, Inc.*	90,973		1,528,346
Wright Medical Group, Inc.*	68,437		1,846,430
Total Health Care			34,817,954
Industrials - 13.2%
American Railcar Industries, Inc.	29,251		449,881
American Superconductor Corp.*	50,392	[2]	1,216,463
Ameron International Corp.	13,182		1,394,392
Barnes Group, Inc.	51,677	[2]	1,599,920
BTU International, Inc.*	68,727		1,024,032
Bucyrus International, Inc.	25,396		2,227,483
Fuelcell Energy, Inc.*	158,014		1,433,187
Hurco Companies, Inc.*	26,446		1,091,426
Kaydon Corp.	24,305	[2]	1,230,076
Kenexa Corp.*	46,979		909,983
Layne Christensen Co.*	37,099		2,112,788
Lydall, Inc.*	80,665		781,644
Team, Inc.*	45,169		1,349,650
Total Industrials			16,820,925
Information Technology - 38.5%
Access Integrated Technologies, Inc.*	101,971		456,830
Advanced Analogic Technologies, Inc.*	115,374		1,242,578
Amtech Systems, Inc.*	86,745		1,213,563
Anadigics, Inc.*	129,039		1,420,719
AsiaInfo Holdings, Inc.*	141,199		1,666,148
AXT, Inc.*	230,292		997,164
Blackboard, Inc.*	36,063		1,406,457
Bluephoenix Solutions Ltd.*	72,914		1,327,035
Bottomline Technologies, Inc.*	90,886		1,145,164
Callidus Software, Inc.*	166,415		1,041,758
China Fire & Security Group, Inc.*	47,462		664,468
Concur Technologies, Inc.*	45,169		1,696,548
CyberSource Corp.*	100,562		1,469,211
DemandTec, Inc.*	75,456		1,238,233
Epiq Systems, Inc.*	74,236		1,293,191
Falconstor Software, Inc.*	109,391		1,324,725
FEI Co.*	33,577		836,403
Globecomm Systems, Inc.*	97,674		1,098,832
iGate Corp.*	129,053		1,091,788
Interactive Intelligence, Inc.*	88,859		2,317,443
L - 1 Identity Solutions, Inc.*	62,274	[2]	1,157,051
Lecroy Corp.*	127,865		1,111,147
LTX Corp.*	150,663		361,591
Magma Design Automation, Inc.*	80,541		1,076,028
MICROS Systems, Inc.*	26,280	[2]	1,895,839
Navisite, Inc.*	156,812		1,459,920

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 38.5% (continued)
Netgear, Inc.*	42,861		$1,452,559
NIC, Inc.*	187,113		1,459,481
Omniture, Inc.*	47,987		1,363,311
Presstek, Inc.*	179,901		1,074,009
Rimage Corp.*	2,996		74,690
Shanda Interactive Entertainment, Ltd.*	40,167	[2]	1,472,522
Sierra Wireless, Inc.*	66,489		1,069,808
SkillSoft PLC*	207,204		2,007,807
Sourceforge, Inc.*	276,510		638,738
Starent Networks Corp.*	73,936	[2]	1,545,262
Synchronoss Technologies, Inc.*	9,378		308,724
Taleo Corp.*	52,843		1,491,758
Ultimate Software Group, Inc., The*	47,974		1,567,311
Zoran Corp.*	67,401		1,470,690
Total Information Technology			49,006,504
Materials - 1.9%
Headwaters, Inc.*	74,351		892,212
Landec Corp.*	118,414		1,555,960
Total Materials			2,448,172
Telecommunication Services - 1.8%
Centennial Communications Corp.*	129,661		1,153,983
PAETEC Holding Corp.*	104,818		1,121,553
Total Telecommunication Services			2,275,536
Total Common Stocks (cost $106,192,856)			119,778,548
Other Investment Companies - 13.2%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	12,505,369		12,505,369
Dreyfus Cash Management Fund, Institutional Class Shares, 4.92%	4,373,422		4,373,422
Total Other Investment Companies (cost $16,878,791)			16,878,791
Total Investments - 107.2% (cost $123,071,647)			136,657,339
Other Assets, less Liabilities - (7.2)%			(9,176,973)
Net Assets - 100%			$127,480,366

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds - Essex Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth	$17,915,202	$2,116,707	($515,778)	$1,600,929
Essex Small/Micro Cap Growth	123,424,311	20,782,515	(7,549,487)	13,233,028

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its November 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2007, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$3,903,092	25.8%
Essex Small/Micro Cap Growth	12,095,110	9.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Managers AMG Funds

Statements of Assets and Liabilities

November 30, 2007 (unaudited)

	Essex Growth	Essex Small/Micro Cap Growth
Assets:
Investments at value* (including securities on loan valued at $3,903,092 and $12,095,110, respectively)	$19,516,131	$136,657,339
Receivable for investments sold	170,653	3,560,703
Receivable for Fund shares sold	10,561	495,913
Dividends and other receivables	6,241	47,767
Prepaid expenses	13,329	19,667

Total assets	19,716,915	140,781,389

Liabilities:
Payable to Custodian	48,737	—
Payable for investments purchased	456,269	378,663
Payable for Fund shares repurchased	—	160,226
Payable upon return of securities loaned	3,994,673	12,505,369
Accrued expenses:
Investment advisory and management fees	12,583	101,142
Other	50,739	155,623

Total liabilities	4,563,001	13,301,023

Net Assets	$15,153,914	$127,480,366

Net Assets Represent:
Paid-in capital	$104,404,115	$111,678,917
Undistributed net investment loss	(58,846)	(585,485)
Accumulated net realized gain (loss) from investments	(90,820,170)	2,801,242
Net unrealized appreciation of investments	1,628,815	13,585,692

Net Assets	$15,153,914	$127,480,366

Institutional Class Shares - Net Assets	$15,153,914	n/a
Shares outstanding	1,241,975	n/a

Net asset value, offering and redemption price per share	$12.20	n/a

Class A Shares - Net Assets	n/a	$119,956,163
Shares outstanding	n/a	5,420,500

Net asset value, offering and redemption price per share	n/a	$22.13

Public offering price per share based on a maximum sales charge of 5.75%	n/a	$23.48
Class C Shares - Net Assets	n/a	$7,524,203
Shares Outstanding	n/a	344,684

Net asset value, offering and redemption price per share	n/a	$21.83

* Investments at cost	$17,887,316	$123,071,647

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended November 30, 2007 (unaudited)

	Essex Growth	Essex Small/Micro Cap Growth
Investment Income:
Dividend income	$34,046	$237,958
Foreign withholding tax	(502)	—
Securities lending fees	7,101	12,908

Total investment income	40,645	250,866

Expenses:
Investment advisory and management fees	77,289	545,419
Distribution fees - Class A shares	n/a	129,193
Distribution fees - Class C shares	n/a	28,646
Custodian	9,955	30,429
Professional fees	13,936	22,419
Transfer agent	6,672	20,380
Reports to shareholders	2,452	15,233
Registration fees	5,778	10,918
Trustee fees and expenses	929	5,250
Miscellaneous	7,073	6,705

Total expenses before offsets	124,084	814,592

Expense recoupment	—	23,155
Expense reduction	(24,593)	(1,396)

Net expenses	99,491	836,351

Net investment loss	(58,846)	(585,485)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,364,115	6,814,776
Net unrealized depreciation of investments	(831,476)	(3,139,734)

Net realized and unrealized gain	1,532,639	3,675,042

Net increase in net assets resulting from operations	$1,473,793	$3,089,557

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended November 30, 2007 (unaudited) and for the fiscal year ended May 31, 2007

	Essex Growth		Essex Small/Micro Cap Growth
	November 30, 2007	May 31, 2007	November 30, 2007	May 31, 2007
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($58,846)	($161,905)	($585,485)	($948,045)
Net realized gain (loss) on investments	2,364,115	3,512,589	6,814,776	(3,930,993)
Net unrealized appreciation (depreciation) of investments	(831,476)	(1,344,559)	(3,139,734)	16,736,767

Net increase in net assets resulting from operations	1,473,793	2,006,125	3,089,557	11,857,729

Distributions to Shareholders:
From net realized gain on investments	—	—	—	(391,258)

From Capital Share Transactions:
Proceeds from sale of shares	198,942	1,813,917	42,026,649	78,528,838
Reinvestment of dividends and distributions	—	—	—	303,709
Cost of shares repurchased	(2,365,683)	(12,511,399)	(15,064,399)	(62,280,890)

Net increase (decrease) from capital share transactions	(2,166,741)	(10,697,482)	26,962,250	16,551,657

Total increase (decrease) in net assets	(692,948)	(8,691,357)	30,051,807	28,018,128

Net Assets:
Beginning of period	15,846,862	24,538,219	97,428,559	69,410,431

End of period	$15,153,914	$15,846,862	$127,480,366	$97,428,559

End of period undistributed net investment loss	($58,846)	—	($585,485)	—

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended November 30, 2007 (unaudited)	For the fiscal year ended May 31, 2007	For the fiscal year ended May 31, 2006	For the fiscal period ended May 31, 2005*	For the fiscal year ended October 31,

					2004	2003
Net Asset Value, Beginning of Period	$11.11	$9.97	$8.86	$8.54	$8.97	$7.04

Income from Investment Operations:
Net investment loss	(0.05)	(0.11)	(0.10)	(0.03)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.14	1.25	1.21	0.35	(0.33)	2.00

Total from investment operations	1.09	1.14	1.11	0.32	(0.43)	1.93

Net Asset Value, End of Period	$12.20	$11.11	$9.97	$8.86	$8.54	$8.97

Total Return[1]	9.90%[2]	11.43%	12.53%	3.75%[2]	(4.79)%	27.41%

Ratio of net expenses to average net assets	1.29%[3]	1.24%	1.29%	1.41%[3]	1.31%	1.33%
Ratio of net investment loss to average net assets[1]	(0.76)%[3]	(0.77)%	(0.68)%	(0.42)%[3]	(0.98)%	(0.83)%
Portfolio turnover	61%	100%	74%	139%[2]	107%	111%
Net assets at end of period (000’s omitted)	$15,154	$15,847	$24,092	$39,434	$59,934	$78,473

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.61%[3]	1.31%	1.33%	—	—	—
Ratio of net investment loss to average net assets	(1.08)%[3]	(0.84)%	(0.73)%	—	—	—

*	For the period November 1, 2004 through May 31, 2005.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense reductions such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2007 (unaudited)	For the fiscal year ended May 31,				For the fiscal period ended May 31, 2003**
Class A Shares		2007	2006*	2005	2004
Net Asset Value, Beginning of Period	$21.35	$18.93	$14.81	$15.18	$10.55	$10.00

Income from Investment Operations:
Net investment loss	(0.10)	(0.21)	(0.06)	(0.26)	(0.18)	(0.09)
Net realized and unrealized gain on investments	0.88	2.72	4.94	0.48 [5]	4.97	0.64

Total from investment operations	0.78	2.51	4.88	0.22	4.79	0.55

Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.09)	(0.76)	(0.59)	(0.16)	—

Net Asset Value, End of Period	$22.13	$21.35	$18.93	$14.81	$15.18	$10.55

Total Return[1]	3.60%[2]	13.40%	33.35%	1.16%	45.39%	5.50%[2]

Ratio of net expenses to average net assets	1.49%[3]	1.49%	1.49%	1.49%	1.49%	1.49%[3]
Ratio of net investment loss to average net assets[1]	(1.03)%[3]	(1.11)%	(1.04)%	(1.26)%	(1.28)%	(1.16)%[3]
Portfolio turnover	26%	100%	78%	118%	84%	121%[2]
Net assets at end of period (000’s omitted)	$119,956	$93,097	$66,702	$8,510	$24,333	$1,728

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.49%[3]	1.50%	1.91%	2.17%	2.50%	6.68%[3]
Ratio of net investment loss to average net assets	(1.03)%[3]	(1.12)%	(1.45)%	(1.92)%	(2.29)%	(1.16)%[3]

Class C Shares	For the six months ended November 30, 2007 (unaudited)	For the fiscal year ended May 31, 2007	For the fiscal period ended May 31, 2006*
Net Asset Value, Beginning of Period	$21.14	$18.89	$19.71

Income from Investment Operations:
Net investment loss	(0.09)	(0.18)	(0.04)
Net realized and unrealized gain (loss) on investments	0.78	2.52	(0.78)

Total from investment operations	0.69	2.34	(0.82)

Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.09)	—

Net Asset Value, End of Period	$21.83	$21.14	$18.89

Total Return[1]	3.26%[2]	12.41%	(4.11)%[2]

Ratio of net expenses to average net assets	2.24%[3]	2.24%	2.24%[3]
Ratio of net investment loss to average net assets[1]	(1.80)%[3]	(1.86)%	(1.76)%[3]
Portfolio turnover	26%	100%	78%
Net assets at end of period (000’s omitted)	$7,524	$4,331	$2,709

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	2.24%[3]	2.25%	2.56%[3]
Ratio of net investment loss to average net assets	(1.80)%[3]	(1.87)%	(2.08)%[3]

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund became Class A Shares. Class C shares commenced operations on March 1, 2006.

**	Commencement of operations was June 25, 2002.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense reductions such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	The per share number is inconsistent with the Statement of Operations due to the timing of capital share activity.

Managers AMG Funds

Notes to Financial Statements

November 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Essex Growth Fund (“Growth”), formerly known as Essex Aggressive Growth Fund; and Essex Small/ Micro Cap Growth Fund (“Small/Micro Cap”) (each a “Fund” and collectively the “Funds”).

At the close of business on June 30, 2006, Growth changed to a single class structure when the Investor Class was closed and all Investor Class shares outstanding at the conversion time were converted to a number of full and/or fractional Institutional Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $100,000. Effective February 28, 2006, Essex Small/Micro Cap Growth Fund now offers two classes of shares, Class A and Class C. All legacy shareholders as of February 28, 2006 were converted into Class A shares. An initial investment of $1,500 was made in Class C by Managers Investment Group LLC. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Small/Micro Cap Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Small/Micro Cap Class A and C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ materially from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares and other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and

Managers AMG Funds

Notes to Financial Statements (continued)

expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Growth Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended November 30, 2007, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was $24,419 or 0.32%.

The Funds have a “balance credit” agreement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2007, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2007, overdraft fees for Growth and Small/Micro Cap equaled $5,646 and $2,191, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the six months ended November 30, 2007, the transfer agent expense was reduced as follows: Growth - $174 and Small/Micro Cap - $1,396.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of November 30, 2007, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires May 31,
Growth	$75,389,922	2009
	17,766,477	2010
Small/Micro Cap Growth	3,660,870	2015

Managers AMG Funds

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended November 30, 2007, and the fiscal year ended May 31, 2007, the capital stock transactions in the Funds by Class were:

	Small/Micro Cap
	November 30, 2007		May 31, 2007
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	1,709,290	$38,137,200	4,120,167	$75,822,991
Reinvestment of dividends and distributions	—	—	15,763	297,140
Shares repurchased	(648,644)	(14,239,428)	(3,298,797)	(60,756,734)

Net Increase	1,060,646	$23,897,773	837,133	$15,363,397

Class C Shares*
Sale of shares	177,873	$3,887,635	144,074	$2,705,847
Reinvestment of dividends and distributions	—	—	351	6,569
Shares repurchased	(38,056)	(824,971)	(82,960)	(1,524,156)

Net Increase	139,817	$3,062,664	61,465	$1,188,260

	Growth
	November 30, 2007		May 31, 2007
	Shares	Amount	Shares	Amount
Investor Class Shares*
Sale of shares	—	—	—	—
Shares repurchased	—	—	(45,369)	($447,447)

Net Decrease	—	—	(45,369)	($447,447)

Institutional Class Shares
Sale of shares	17,033	$198,942	184,863	$1,813,917
Shares repurchased	(201,720)	(2,365,684)	(1,175,280)	(12,063,952)

Net Decrease	(184,687)	($2,166,742)	(990,417)	($10,250,035)

*	At the close of business, June 30, 2006, Investor Class Shares were closed and all existing shares were converted to Institutional Class Shares.

At November 30, 2007, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Growth Institutional Class - one owns 20%; Small/Micro Cap Class A - three collectively own 63%; Small/Micro Cap Class C two collectively own 60%. Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. AMG indirectly owns a majority interest in Essex Investment Management Co., LLC (“Essex”).

Managers AMG Funds

Notes to Financial Statements (continued)

Growth and Small/Micro Cap are obligated by each Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of each Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of each Fund for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

The Investment Manager has voluntarily agreed, through at least October 1, 2008, to reimburse expenses of Small/Micro Cap to the extent total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) exceed the following amounts of the Fund’s average daily net assets: Class A – 1.49%, Class C – 2.24%.

In general, for a period of up to three years from the time of any waiver of payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s total annual operating expenses do not exceed the contractual expense limitation amount. For the six months ended November 30, 2007, Small/ Micro Cap made such repayments to the Investment Manager in the amount of $23,155. At November 30, 2007, the cumulative amount of reimbursement by the Investment Manager subject to repayment for Small/Micro Cap was $188,912

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”) a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officer and/or Directors of the Investment Manager, AMG and/or the Distributor.

Effective March 1, 2006, Small/Micro Cap adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges.

Pursuant to the Plan, Small/Micro Cap may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of Small/Micro Cap for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2007, for Growth were $12,357,392 and $15,073,616, respectively; and for Small/Micro Cap were $59,499,098 and $35,743,970, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

Managers AMG Funds

Tax Information (unaudited)

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (through tax years ended May 31, 2007) and has concluded that as of May 31, 2007, no provision for income tax would be required in the Funds’ financial statements. Additionally, Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund’s financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Essex Growth Fund and Essex Small/Micro Cap Growth Fund (each, a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Funds provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Essex Small/ Micro Cap Growth Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Sub-advisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the Essex Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 was below the median performance of the Peer Group for all such periods and below, below and above, respectively, the performance of the Russell 3000 Growth Index, which is the Fund Benchmark, for such periods. The Trustees noted that the market environment in certain years has been adverse to the Subadvisor’s Investment Strategy for the Fund, which focuses on high growth companies. The Trustees further noted management’s discussion of the Fund’s performance. The Trustees concluded that, although performance of the Fund has been below expectations, appropriate actions are being taken to improve performance.

With respect to the Essex Small/Micro Cap Fund, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 was below, above and above, respectively, the median performance of the Peer Group and the performance of the Russell 2000 Growth Index, which is the Fund Benchmark. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to

Annual Renewal of Investment Advisory Agreements (continued)

the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of each Fund and the impact on profitability of any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset levels of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted the current asset levels of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with such Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of such Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Essex Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of May 31, 2006 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the Essex Small/Micro Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of May 31, 2006 were lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through October 1, 2007 to limit the Fund’s net annual operating expenses to 1.49% for Class A shares and 2.24% for Class C shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the interests of each Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors, LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Lord, Abbett & Co. LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	January 30, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	January 30, 2008